Other Current Assets - Summary of Other Current Assets (Detail) - USD ($) $ in Thousands		Mar. 31, 2020	Mar. 31, 2019
Other Current Assets [Abstract]
Advance to suppliers		$ 49,565	$ 67,268
Prepaid expenses		3,063	4,207
Prepaid lease rentals	[1]		306
Other assets	[2]	800	1,351
Total		$ 53,428	$ 73,132

[1]	Upon adoption of IFRS 16, from April 1, 2019 the Group has reclassified prepaid lease rentals to buildings (right-of-use assets). (refer note 4 and 19).
[2]	As at March 31, 2019, includes USD 411 towards right to receive equity stake in a travel entity acquired in business combination (refer note 8 (a))